Equity Accounted Investees - Singulex (Details) € in Thousands, $ in Millions			12 Months Ended
	May 17, 2016 USD ($)	May 17, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	May 16, 2016 USD ($)
Equity Accounted Investees
Acquisitions			€ 12,222	€ 80,685	€ 136,072
Movement in the investments in equity-accounted investees
Balance			219,009	201,345	76,728
Share of profit / (losses)			(11,038)	(19,887)	6,933
Share of other comprehensive income / translation differences			9,270	(27,134)	10,671
Balance			€ 226,905	€ 219,009	201,345
Singulex, Inc.
Equity Accounted Investees
Acquisitions	$ 50	€ 44,107
Ownership interest (as a percent)	19.33%	19.33%	19.33%	19.33%
Pre-money valuation | $						$ 200
Movement in the investments in equity-accounted investees
Balance			€ 29,322	€ 43,329
Share of profit / (losses)			(10,975)	(9,335)
Share of other comprehensive income / translation differences			909	(4,672)
Balance			€ 19,256	€ 29,322	€ 43,329